Huntington Asset Services, Inc.
2960 N. Meridian St. Ste. 300
Indianapolis, IN 46208

December 20, 2012

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th St., NW, 5-6

Washington, D.C. 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

We are enclosing a Preliminary Proxy Statement on Schedule 14A. This Preliminary Proxy Statement relates to solicitation of shareholder approval of a reorganization of the Sound Mind Investing Fund and the Sound Mind Investing Balanced Fund into series of Valued Advisers Trust.

Questions and comments concerning this filing may be directed to Dee Anne Sjögren at (314) 552-6295.

Very truly yours,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President, Huntington Asset Services, Inc.

Administrator